RS - Summary of cash-settled Long-term Incentive Cash Plan (Details) - Long-term cash incentive plan - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2020
Long-term Incentive Plans [Line Items]
Performance criteria				49.00%
Payments to and on behalf of employees	€ 178,790
Expense from cash-settled share-based payment transactions	€ (131,585)	€ 42,585	€ 117,395